Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$20,626,463.43	0.5903395	$-	-	$20,626,463.43
Class D Notes	$28,470,000.00	1.0000000	$-	-	$28,470,000.00
Total Securities	$49,096,463.43	0.0382273	$-	-	$49,096,463.43

Weighted Avg. Coupon (WAC)	3.80%		3.87%
Weighted Avg. Remaining Maturity (WARM)	12.24		11.56
Pool Receivables Balance	$69,621,286.98		$60,791,681.17
Remaining Number of Receivables	20,501		19,713

Adjusted Pool Balance	$68,506,908.23		$59,874,696.30

III. COLLECTIONS

Principal:
Principal Collections					$8,668,706.72
Repurchased Contract Proceeds Related to Principal					$36,989,912.34
Recoveries/Liquidation Proceeds					$150,777.74
Total Principal Collections					$45,809,396.80

Interest:
Interest Collections					$223,384.36
Late Fees & Other Charges					$33,401.00
Interest on Repurchase Principal					$-
Total Interest Collections					$256,785.36

Collection Account Interest					$6,744.18
Reserve Account Interest					$2,564.15
Servicer Advances					$-

Total Collections					$46,075,490.49

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$46,075,490.49
Reserve Account Release	$3,235,074.13
Reserve Account Draw	$-
Total Available for Distribution	$49,310,564.62

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$58,017.74	$-	$58,017.74	$58,017.74
Collection Account Interest					$6,744.18
Late Fees & Other Charges					$33,401.00
Total due to Servicer					$98,162.92

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$42,628.02		$42,628.02	$42,628.02

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$49,096,463.43

9. Regular Principal Distribution Amount:					$49,096,463.43

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$8,632,211.93		$20,626,463.43
Class D Notes Total:		$-		$28,470,000.00
Total Noteholders Principal		$8,632,211.93		$49,096,463.43

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,114,378.75
Beginning Period Amount	$1,114,378.75
Current Period Amortization	$197,393.88
Ending Period Required Amount	$916,984.87
Ending Period Amount	$916,984.87
Next Distribution Date Required Amount	$744,802.44

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$3,235,074.13
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$59,874,696.30	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	4.63%	1.50%
Overcollateralization as a % of Current Adjusted Pool	28.33%	100.00%	32.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.69%	19,258	95.67%	$58,158,151.18
30 - 60 Days	1.82%	359	3.32%	$2,020,636.50
61 - 90 Days	0.42%	83	0.85%	$516,432.51
91-120 Days	0.07%	13	0.16%	$96,460.98
121 + Days	0.00%	0	0.00%	$-
Total		19,713		$60,791,681.17

Delinquent Receivables 30+ Days Past Due
Current Period	2.31%	455	4.33%	$2,633,529.99
1st Preceding Collection Period	2.19%	449	3.99%	$2,778,152.70
2nd Preceding Collection Period	2.21%	468	3.94%	$3,099,806.93
3rd Preceding Collection Period	2.08%	457	3.56%	$3,143,608.73
Four-Month Average	2.20%		3.96%

Repossession in Current Period		11		$52,054.51
Repossession Inventory		49		$32,210.36

Current Charge-Offs
Gross Principal of Charge-Offs				$160,899.09
Recoveries				$(150,777.74)
Net Loss				$10,121.35

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.17%

Average Pool Balance for Current Period				$65,206,484.07

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.19%
1st Preceding Collection Period				0.10%
2nd Preceding Collection Period				-0.68%
3rd Preceding Collection Period				0.03%
Four-Month Average				-0.09%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		24	2,350	$34,280,494.75
Recoveries		16	2,166	$(21,383,179.77)
Net Loss				$12,897,314.98
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		15	1,943	$13,014,892.45
Average Net Loss for Receivables that have experienced a Net Loss				$6,698.35

Principal Balance of Extensions				$353,689.62
Number of Extensions				56

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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